Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 3,494	$ 10,101
On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-liability position	(11,674)	(26,498)
Total	(8,180)	(16,397)
On recurring basis | Interest rate swaps | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	3,494	10,101
Quoted Prices in Active Markets for Identical Assets (Level 1) | On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) | On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	3,494	10,101
Interest rate swaps-liability position	(11,674)	(26,498)
Total	(8,180)	(16,397)
Unobservable Inputs (Level 3) | On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0